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                          LORD ABBETT SERIES FUND, INC.
                            Large-Cap Core Portfolio


                      SUPPLEMENT DATED JULY 11, 2005 TO THE
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                               DATED MAY 1, 2005

1. With respect to the Portfolio referenced above, the section entitled "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT MANAGERS" is amended to add the following:

          "Daniel H. Frascarelli heads the Large-Cap Core Portfolio team. The other senior member of the team is Paul J. Volovich. Messrs. Frascarelli and Volovich are jointly and primarily responsible for the day-to-day management of the Portfolio.

          The following table indicates for the Portfolio as of July 1, 2005:
          (1) the number of other accounts managed by each investment manager who is primarily and/or jointly responsible for the day-to-day management of the Portfolio within certain categories of investment vehicles; and (2) the total assets in such accounts managed within each category. For each of the categories a footnote to the table also provides the number of accounts and the total assets in the accounts with respect to which the management fee is based on the performance of the account. Included in the Registered Investment Companies or mutual funds category are those U.S. registered funds managed or sub-advised by Lord Abbett, including funds underlying variable annuity contracts and variable life insurance policies offered through insurance companies. The Other Pooled Investment Vehicles category includes collective investment funds, offshore funds and similar non-registered investment vehicles. Lord Abbett does not manage any hedge funds. The Other Accounts category encompasses Retirement and Benefit Plans (including both defined contribution and defined benefit plans) sponsored by various corporations and other entities, individually managed institutional accounts of various corporations, other entities and individuals, and separately managed accounts in so-called wrap fee programs sponsored by Financial Intermediaries unaffiliated with Lord Abbett. (The data shown below are approximate.)

                                                                OTHER ACCOUNTS MANAGED (# AND TOTAL ASSETS IN MILLIONS)*
                                                           ------------------------------------------------------------------
                                                                                      OTHER POOLED
                                                           REGISTERED INVESTMENT       INVESTMENT
FUND                           NAME                              COMPANIES               VEHICLES              OTHER ACCOUNTS
----                           ----                              ---------               --------              --------------
Large-Cap Core Portfolio       Daniel H. Frascarelli             2 / $645.4               0 / $0                   0 / $0
                               Paul J. Volovich                  2 / $645.4               0 / $0                   0 / $0

* Included in the number of accounts and total assets are zero accounts with respect to which the management fee is based on the performance of the account.

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2.   With respect to the Portfolio referenced above, the section entitled
     "INVESTMENT ADVISORY AND OTHER SERVICES - HOLDINGS OF INVESTMENT MANAGERS" is amended to add the following:

          The following table indicates for the Portfolio the dollar range of shares beneficially owned by each investment manager who is primarily and/or jointly responsible for the day-to-day management of the Portfolio, as of July 1, 2005. This table includes the value of shares beneficially owned by such investment managers through 401(k) plans and certain other plans or accounts, if any.

                                                                            DOLLAR RANGE OF SHARES IN THE PORTFOLIO
                                                     -----------------------------------------------------------------------------
                                                                $1-     $10,001-   $50,001-    $100,001-  $500,001-        OVER
FUND                       NAME                      NONE     $10,000    $50,000   $100,000    $500,000   $1,000,000    $1,000,000
----                       ----                      ----     -------    -------   --------    --------   ----------    ----------
Large-Cap Core Portfolio   Daniel H. Frascarelli      X
                           Paul J. Volovich           X